Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Related Party Transactions
18.	Related party transactions

		Transaction value		Balance
Related Party	Nature of RPT	Q3 2022	Q3 2021	Q3 2022	Q4 2021
Related Individuals
Ali Bouzarif	Revenue share	(335,337)	(400,772)	22,908	(532,073)

				22,908	(532,073)

Amounts owed to group’s associates and JVs
Queensgate Investments 1 Sarl	Loan payable	—	—	(5,625)	(5,625)
Queensgate Investments II GP LLP	Loan payable	—	—	(178,149)	(178,149)
Alvarium Wealth (NZ) Limited	Fees payable	—	—	—	(34,113)
Alvarium Investments (NZ) Limited	Fees payable	—	—	—	(137,497)
Alvarium Capital Partners Limited	Expenses payable	—	—	—	(16)
Alvarium Capital Partners Limited	Fees payable	—	—	—	(233,663)
Alvarium Investment Managers (Suisse)	Fees payable	(74,016)	—	(24,568)	—
Cresco Capital Advisors LLP	Fees payable	18,000	18,000	—	(7,200)
Pointwise Partners	Fees payable	(1,360,302)	(874,101)	(618,817)	(152,742)

Total				(827,159)	(749,005)

		Transaction value		Balance
Related Party	Nature of RPT	Q3 2022	Q3 2021	Q3 2022	Q4 2021
Amounts owed by group’s associates and JVs
Alvarium Capital Partners Limited	Fees receivable	—	—	—	10,000
Alvarium Capital Partners Limited	Expenses receivable	—	12,523	—	15,881
Alvarium Core Partners LLP	Expenses receivable	2,488	2,590	7,570	5,081
Alvarium Investment Managers (Suisse)	Expenses receivable	17,226	1,497	21,436	9,115
Alvarium Investments (Aus) Pty Ltd	Loan receivable	114,574	26,342	560,095	445,342
Alvarium Investments (Aus) Pty Ltd	Expenses receivable	30,965	—	32,013	1,048
Alvarium Investments (NZ) Limited	Loan receivable	—	—	—	1,434,572
Alvarium Investments (NZ) Limited	Expenses receivable	—	38,538	—	85,565
Alvarium Osesam	Expenses receivable	87,739	77,050	147,093	53,545
Bluestar Advisors	Fees receivable	7,500	7,500	9,000	—
Bluestar Advisors	Expenses receivable	2,239	748	3,404	1,256
Casteel Capital LLP	Fees receivable	37,800	37,800	37,800	5,170
Casteel Capital LLP	Expenses receivable	2,697	1,002	283	2,534
CRE Sarl	Fees receivable	15,033	75,038	—	9,933
CRE Sarl	Expenses receivable	—	—	6,785	6,498
Cresco Capital Urban Yurt Holdings 2 Sarl	Expenses receivable	—	—	1,829	1,752
Cresco Immobilien Verwaltungs	Loan receivable	—	—	414,522	396,990
Cresco Immobilien Verwaltungs	Loan interest	23,923	24,270	139,393	109,744
Cresco Urban Yurt Sarl	Loan receivable	—	(14,546)	29,033	27,805
Cresco Urban Yurt Sarl	Loan interest	1,571	(16,382)	2,673	1,000
Hadley DM Services Limited	Loan receivable	(168,896)	(62,607)	530,000	698,896
Hadley DM Services Limited	Loan interest	(18,604)	23,327	99,588	118,192
NZ PropCo	Fees receivable	—	—	—	100,985
Osprey Equity Partners Limited	Loan receivable	—	77,000	259,246	259,246
Osprey Equity Partners Limited	Expenses receivable	21,013	7,080	28,138	7,125
Pointwise Partners	Fees receivable	156,418	64,105	182,708	24,022
Pointwise Partners	Expenses receivable	42,347	29,645	231,386	189,041
Pointwise Partners	Loan receivable	976,461	934,705	2,726,658	1,750,197
Queensgate Investments LLP	Expenses receivable	171	705	1,437	1,266

Total				5,472,090	5,771,801

Amounts owed to/(from) other entities
LJ Maple Duke Holdings Limited	Loan receivable	—	—	285,000	285,000
LJ Maple St Johns Wood Limited	Loan receivable	—	—	183,306	183,306
LJ Maple Kensington Limited	Loan receivable	—	—	23,020	23,020
LJ Maple Belgravia Limited	Cash advances	—	3,430	3,430	3,430
LJ Maple Kensington Limited	Cash advances	—	41,699	41,699	41,699
LJ Maple Limited	Cash advances	—	119,119	119,119	119,119
LJ Maple St Johns Wood Limited	Cash advances	—	75,510	75,510	75,510

		Transaction value		Balance
Related Party	Nature of RPT	Q3 2022	Q3 2021	Q3 2022	Q4 2021
LJ Maple Abbey Limited	Cash advances	—	85,850	85,850	85,850
LJ Maple Chelsea Limited	Cash advances	—	119,010	119,010	119,010
LJ Maple Hill Limited	Cash advances	—	136,567	136,567	136,567
LJ Maple Tofty Limited	Cash advances	—	231,186	231,186	231,186
LJ Maple Kew Limited	Cash advances	—	4,441	4,441	4,441
LJ Maple Nine Elms Limited	Cash advances	—	(108,864)	(108,864)	(108,864)
LJ Maple Hamlet Limited	Cash advances	—	(66,937)	(66,937)	(66,937)
LJ Maple Circus Limited	Cash advances	—	(25,228)	(25,228)	(25,228)
LJ Maple Duke Limited	Cash advances	—	(1,618)	(1,618)	(1,618)
Stratford Corporate Trustees Ltd	Expenses receivable	54,560	70,742	—	21,000
Lepe Partners LLP	Expenses payable	—	(195)	—	—

Total				1,105,491	1,126,491

Balances owed to or from the Group’s related parties which are included within debtors or creditors at period-end
are set out in notes 13 and 14.

32.	Related party transactions
During the year the Group entered into the following transactions with related parties:

		Transaction value			Balance
Related Party	Nature of RPT	2021	2020	2019	2021	2020
Related Individuals
Ali Bouzarif	Revenue share	(532,073)	—	—	(532,073)	—

					(532,073)	—

Amounts owed to group’s associates and JVs
Non-Executive Director of a trading subsidiary	Fees payable	—	(4,000)	—		(2,000)
Queensgate Investments 1 Sarl	Loan payable	—	—	—	(5,625)
Queensgate Investments II GP LLP	Loan payable	—	—	—	(178,149)	(178,149)
Alvarium Wealth (NZ) Limited	Fees payable	(60,378)	—	—	(34,113)	—
Alvarium Investments (NZ) Limited	Fees payable	(137,497)	(349,094)	—	(137,497)	—
Alvarium Capital Partners Limited	Expenses payable	218	—	—	(16)	—
Alvarium Capital Partners Limited	Expenses receivable	—	—	—	—	52,376
Alvarium Capital Partners Limited	Loan payable	—	—	180,000	(63,385)	(63,385)
Alvarium Capital Partners Limited	Fees payable	(562,888)	(15,519)	—	(170,278)	—
Alvarium Investment Managers (Suisse)	Fees payable	(55,623)	23,252	(83,315)	—	(33,124)

		Transaction value			Balance
Related Party	Nature of RPT	2021	2020	2019	2021	2020
Cresco Urban Yurt SLP	Loan receivable	(89,944)	—	—	—	71,524
Hadley DM Services Limited	Loan receivable	(62,606)	(258,079)	—	698,896	761,502
Hadley DM Services Limited	Loan interest	32,665	60,385	68,166	118,192	85,527
Hadley Property Group Limited	Loan receivable	—	—	—	—	40,000
Hadley Property Group Limited	Loan interest	—	3,671	4,000	—	29,413
NZ PropCo	Fees receivable	100,985	—	—	100,985	—
Osprey Equity Partners Limited	Loan receivable	(26,479)	222,224	63,500	259,246	285,724
Osprey Equity Partners Limited	Expenses receivable	—	—	—	7,125	—
Pointwise Partners	Fees receivable	213,063	—	—	213,063	—
Pointwise Partners	Loan receivable	972,157	778,040	—	1,750,197	778,040
Queensgate Investments LLP	Expenses receivable	—	—	—	1,261	382

Total					5,771,802	4,669,533

Amounts owed to/(from) other entities
LJ Maple Duke Holdings Limited	Loan receivable	—	—	—	285,000	285,000
LJ Maple St Johns Wood Limited	Loan receivable	—	—	—	183,306	183,306
LJ Maple Kensington Limited	Loan receivable	—	—	—	23,020	23,020
LJ Maple Belgravia Limited	Cash advances	3,430	—	—	3,430	—
LJ Maple Kensington Limited	Cash advances	41,699	—	—	41,699	—
LJ Maple Limited	Cash advances	42,367	—	—	119,119	76,752
LJ Maple St Johns Wood Limited	Cash advances	75,510	—	—	75,510	—
LJ Maple Abbey Limited	Cash advances	85,850	—	—	85,850	—
LJ Maple Chelsea Limited	Cash advances	119,010	—	—	119,010	—
LJ Maple Hill Limited	Cash advances	136,567	—	—	136,567	—
LJ Maple Tofty Limited	Cash advances	231,186	—	—	231,186	—
LJ Maple Nine Elms Limited	Cash advances	(108,864)	—	—	(108,864)	—
LJ Maple Hamlet Limited	Cash advances	(66,937)	—	—	(66,937)	—
LJ Maple Circus Limited	Cash advances	(25,228)	—	—	(25,228)	—
LJ Maple Duke Limited	Cash advances	(1,618)	—	—	(1,618)	—
Stratford Corporate Trustees Ltd	Expenses receivable	—	21,000	—	21,000	21,000

		Transaction value			Balance
Related Party	Nature of RPT	2021	2020	2019	2021	2020
Lepe Partners LLP	Expenses payable	342	(6,080)	—	—	(6,080)
Wyndham Capital Management Limited	Fees payable	—	(350,249)	(348,125)	—	—

Total					1,122,050	582,998

Other transactions
In addition to the transactions disclosed above, the during 2020 Group divested 50% of its interest in Alvarium Investments (Aus) Ltd for AUS$1 to Tailorspace Inc, a shareholder in the Company.
During 2020, the Group acquired a subsidiary from LJ Portugal Ltd for a consideration of EUR578,335. LJ Portugal Ltd is related by virtue of having common shareholders.
Description of relationships
The nature of the relationship between the Group and its related parties can be seen in the subheadings above. Wyndham Capital Management Limited is an entity controlled by a significant shareholder in the Group.
There are certain related parties (such as employees and shareholders) of the Group that are copartners of the equity method investees and own voting shares. We have performed an assessment and have determined that this does not give the Group control of the investees. The investments are made separately to the terms of employment or ownership of the Group, and the related parties are not bound by any contractual or other agreement to vote in the same way as the Group.

Cartesian Growth Corp [Member]
Related Party Transactions (Details) [Line Items]
Related Party Transactions
Note 5 — Related Party Transactions
Founder Shares
On December 31, 2020, the Company issued an aggregate of 7,187,500 founder shares to the Sponsor for an aggregate purchase price of $25,000, or approximately $0.003 per share, in cash. In February 2021, the Sponsor transferred an aggregate of 75,000 founder shares to its independent directors. On February 23, 2021, the Company effectuated a recapitalization, and as a result, the initial shareholders held 8,625,000 founder shares, including up to 1,125,000 founder shares which were subject to forfeiture by the Sponsor, if the over-allotment option was not exercised by the underwriters in full. As a result of the underwriters’ full exercise of their over-allotment option on February 26, 2021, none of the Class B ordinary shares are subject to forfeiture any longer.
The initial shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until the earlier of (i) one year after the date of the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination, or (ii) the Company consummates a subsequent liquidation, merger, capital stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Promissory Note
On December 31, 2020, the Sponsor issued to the Company an unsecured promissory note to borrow up to $250,000 to be used for a portion of the expenses of the IPO. These loans were non-interest bearing, unsecured
and were due at the earlier of September 30, 2021 or the closing of the IPO. As of February 26, 2021, the Company had borrowings of $144,890 under the promissory note, and on February 26, 2021, repaid the $144,890 from the proceeds of the IPO.
Working Capital Loans
In order to fund working capital deficiencies or finance transaction costs in connection with an initial Business Combination, the Sponsor, the Company’s officers, directors or their affiliates may, but are not obligated to, loan the Company funds from time to time as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into Private Warrants at a price of $1.00 per warrant at the option of the lender. Such warrants would be identical to the Private Warrants.
On May 25, 2022, the Company issued an unsecured promissory note (the “Working Capital Note”) in the principal amount of $500,000 to the Sponsor, which was funded in its entirety by the Sponsor upon execution of the Working Capital Note. The Working Capital Note does not bear interest and the principal balance will be payable on the earlier to occur of (i) the date on which the Company consummates its initial Business Combination and (ii) the date that the winding up of the Company is effective (such earlier date, the “Maturity

Date”). In the event the Company consummates its initial Business Combination, the Sponsor has the option, on the Maturity Date, to convert all or any portion of the principal outstanding under the Working Capital Note into that number of warrants (“Working Capital Warrants”) equal to the portion of the principal amount of the Working Capital Note being converted, divided by $1.00, rounded up to the nearest whole number. The terms of the Working Capital Warrants, if any, would be identical to the terms of the Private Warrants, including the transfer restrictions applicable thereto. The Working Capital Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the Working Capital Note and all other sums payable with regard to the Working Capital Note becoming immediately due and payable. The issuance of the Working Capital Note was made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act of 1933, as amended.
As of September 30, 2022 and December 31, 2021, the Company had $477,038 and $0 borrowings under the Working Capital Note, net of debt discount of $22,962 and $0, respectively.
Administrative Service Fee
The Company agreed to pay the Sponsor $10,000 per month for office space, utilities, secretarial support and administrative services. The Company began incurring these fees on February 23, 2021 and will continue to incur these fees monthly until the earlier of the completion of an initial Business Combination and the Company’s liquidation. For the three and nine months ended September 30, 2022, the Company incurred $30,000 and $90,000 in such fees, respectively, of which $10,000 are included in accrued expenses in the accompanying condensed balance sheets as of September 30, 2022. For the three and nine months ended September 30, 2021, the Company incurred and paid $30,000 and $80,000 in such fees, respectively.

Note 5 — Related Party Transactions
Founder Shares
On December 31, 2020, the Company issued an aggregate of 7,187,500 founder shares to the Sponsor for an aggregate purchase price of $25,000, or approximately $0.003 per share, in cash. In February 2021, the Sponsor transferred an aggregate of 75,000 founder shares to its independent directors. On February 23, 2021, the Company effectuated a recapitalization, and as a result, the initial shareholders held 8,625,000 founder shares, including up to 1,125,000 founder shares which were subject to forfeiture by the Sponsor, if the over-allotment option was not exercised by the underwriters in full. As a result of the underwriters’ full exercise of their over-allotment option on February 26, 2021, none of the Class B ordinary shares are subject to forfeiture any longer.
The initial shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until the earlier of (i) one year after the date of the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (ii) the Company consummates a subsequent liquidation, merger, capital share exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Promissory Note
On December 31, 2020, the Sponsor issued to the Company an unsecured promissory note to borrow up to $250,000 to be used for a portion of the expenses of the IPO. These loans were non-interest bearing,
unsecured and were due at the earlier of June 30, 2021 or the closing of the IPO. As of February 26, 2021, the Company had borrowings of $144,890 under the promissory note, and on February 26, 2021, repaid the $144,890 from the proceeds of the IPO. As of December 31, 2021, the Company had no outstanding borrowings under the promissory note.
Working Capital Loans
In order to fund working capital deficiencies or finance `transaction costs in connection with an initial Business Combination, the Sponsor, the Company’s officers, directors or their affiliates may, but are not obligated to, loan the Company funds from time o time as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into Private Warrants at a price of $1.00 per warrant at the option of the lender. Such warrants would be identical to the Private Warrants. As of December 31, 2021, the Company had no borrowings under Working Capital Loans.
Administrative Service Fee
The Company agreed to pay the Sponsor $10,000 per month for office space, utilities, secretarial support and administrative services. The Company began incurring these fees on February 23, 2021 and will continue to incur these fees monthly until the earlier of the completion of an initial Business Combination and the Company’s liquidation. For the twelve months ended December 31, 2021, the Company has paid $100,000 in such fees.